Provisions (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
ProvisionsLineItems [Line Items]
Provisions

13	Provisions

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
CURRENT
Lease contributions	423	412
Onerous contracts	49	264
Make good	921	430
	1,393	1,106

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
NON-CURRENT
Lease contributions	723	910
Make good	1,442	1,801
	2,165	2,711

	Lease contributions NZ $000’s	Onerous contracts NZ $000’s	Make good NZ $000’s	Total NZ $000’s
Opening balance at 1 February 2018	1,322	264	2,231	3,817
Additional provisions recognised	573	-	181	754
Unused amounts reversed	-	-	(68)	(68)
Unwinding of discounts	-	-	28	28
Amounts used during the year	(619)	(215)	-	(834)
Exchange differences	(130)	-	(9)	(139)
Balance at 31 July 2018	1,146	49	2,363	3,558

Opening balance at 1 July 2017	997	369	2,066	3,432
Additional provisions recognised	584	-	595	1,179
Unused amounts reversed	-	-	(662)	(662)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(293)	(105)	(77)	(475)
Exchange differences	34	-	38	72
Balance at 31 January 2018	1,322	264	2,231	3,817

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (31 January 2018: 2%), and other market assumptions and re-assessed annually.

Bendon Limited [Member]
ProvisionsLineItems [Line Items]
Provisions

17	Provisions

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

CURRENT
Lease contributions	412	480	342	353
Onerous contracts	264	377	-	233
Make good	430	671	513	200
	1,106	1,528	855	786

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

NON-CURRENT
Lease contributions	910	702	976	906
Onerous contracts	-	176	275	361
Make good	1,801	1,371	1,304	1,500
	2,711	2,249	2,555	2,767

	Lease	Onerous
	contributions	contracts	Make good	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Opening balance at 1 February 2017	1,182	553	2,042	3,777
Additional provisions recognised	635	-	595	1,230
Unused amounts reversed	-	-	(658)	(658)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(547)	(289)	(77)	(913)
Exchange differences	52	-	58	110
Balance at 31 January 2018	1,322	264	2,231	3,817

Opening balance at 1 July 2016	1,318	275	1,817	3,410
Additional provisions recognised	145	508	353	1,006
Unused amounts reversed	-	-	(112)	(112)
Unwinding of discounts	-	-	(9)	(9)
Amounts used during the period	(269)	(230)	-	(499)
Exchange differences	(12)	-	(7)	(19)
Balance at 31 January 2017	1,182	553	2,042	3,777

Onerous contracts

The onerous provision relates to a head office lease for which the space is not fully utilised. The provision is calculated using a pre-tax discount rate of 11.4% (2017: 11.4%, 2016: 11.4%, 2015: 11.4%).

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (2017: 2%, 2016: 2%, 2015: 4%), and other market assumptions and re-assessed annually.

During the 2018 financial year an additional $595 thousand was recognised in relation to new retail leases in Australia. As a result of the new Auckland office lease, make good requirements were reversed.